Parent Company Only Financial Information (Condensed Statements Of Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income:
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock			¥ 139,320
Foreign exchange gains (losses)-net	(61,755)	(38,955)	34,302
Expense:
Income before income tax expense	1,420,443	1,415,871	849,942
Income tax expense (benefit)	337,917	296,020	429,191
Net income attributable to Mitsubishi UFJ Financial Group	1,015,393	1,069,124	416,231
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	255,175	220,050	270,923
Dividends from subsidiaries and affiliated companies, Banking subsidiaries	207,771	184,462	241,329
Dividends from subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	47,404	35,588	29,594
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock			139,320
Management fees from subsidiaries	18,922	17,154	16,708
Interest income	73	77	99
Foreign exchange gains (losses)-net	(44,544)	(59,375)	32,237
Other income	294	634	5,614
Total income	229,920	178,540	464,901
Expense:
Operating expenses	18,304	15,952	14,515
Interest expense to subsidiaries and affiliated companies	28,897	30,501	37,905
Interest expense	1,121	1,122	1,196
Other expense	591	2,620	923
Total expense	48,913	50,195	54,539
Equity in undistributed net income of subsidiaries and affiliated companies-net	793,548	937,673	55,139
Income before income tax expense	974,555	1,066,018	465,501
Income tax expense (benefit)	(40,838)	(3,106)	49,270
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,015,393	¥ 1,069,124	¥ 416,231